Segment And Geographic Information (Geographic Allocation Of Net Revenue And Income (Loss) Before Income Taxes From Operations By Geographic Areas, And Long-Lived Assets) (Details)
In Millions, unless otherwise specified
	3 Months Ended						6 Months Ended							3 Months Ended						6 Months Ended							3 Months Ended						6 Months Ended							3 Months Ended						6 Months Ended							3 Months Ended						6 Months Ended							3 Months Ended						6 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Americas [Member] USD ($)		Sep. 30, 2011 Americas [Member] JPY (¥)		Sep. 30, 2010 Americas [Member] JPY (¥)		Sep. 30, 2011 Americas [Member] USD ($)		Sep. 30, 2011 Americas [Member] JPY (¥)		Sep. 30, 2010 Americas [Member] JPY (¥)		Mar. 31, 2011 Americas [Member] JPY (¥)	Sep. 30, 2011 Europe [Member] USD ($)		Sep. 30, 2011 Europe [Member] JPY (¥)		Sep. 30, 2010 Europe [Member] JPY (¥)		Sep. 30, 2011 Europe [Member] USD ($)		Sep. 30, 2011 Europe [Member] JPY (¥)		Sep. 30, 2010 Europe [Member] JPY (¥)		Mar. 31, 2011 Europe [Member] JPY (¥)	Sep. 30, 2011 Asia And Oceania [Member] USD ($)		Sep. 30, 2011 Asia And Oceania [Member] JPY (¥)		Sep. 30, 2010 Asia And Oceania [Member] JPY (¥)		Sep. 30, 2011 Asia And Oceania [Member] USD ($)		Sep. 30, 2011 Asia And Oceania [Member] JPY (¥)		Sep. 30, 2010 Asia And Oceania [Member] JPY (¥)		Mar. 31, 2011 Asia And Oceania [Member] JPY (¥)	Sep. 30, 2011 Foreign Segments Total [Member] USD ($)		Sep. 30, 2011 Foreign Segments Total [Member] JPY (¥)		Sep. 30, 2010 Foreign Segments Total [Member] JPY (¥)		Sep. 30, 2011 Foreign Segments Total [Member] USD ($)		Sep. 30, 2011 Foreign Segments Total [Member] JPY (¥)		Sep. 30, 2010 Foreign Segments Total [Member] JPY (¥)		Mar. 31, 2011 Foreign Segments Total [Member] JPY (¥)	Sep. 30, 2011 Japan [Member] USD ($)		Sep. 30, 2011 Japan [Member] JPY (¥)		Sep. 30, 2010 Japan [Member] JPY (¥)		Sep. 30, 2011 Japan [Member] USD ($)		Sep. 30, 2011 Japan [Member] JPY (¥)		Sep. 30, 2010 Japan [Member] JPY (¥)		Mar. 31, 2011 Japan [Member] JPY (¥)
Net revenue	$ 403		¥ 31,030		¥ 25,165		$ 876		¥ 67,472		¥ 46,730			$ 310	[1]	¥ 23,903	[1]	¥ 43,142	[1]	$ 787	[1]	¥ 60,609	[1]	¥ 74,856	[1]		$ 590	[1]	¥ 45,449	[1]	¥ 61,350	[1]	$ 1,227	[1]	¥ 94,520	[1]	¥ 120,899	[1]		$ 83	[1]	¥ 6,392	[1]	¥ 13,895	[1]	$ 210	[1]	¥ 16,224	[1]	¥ 22,197	[1]		$ 983	[1]	¥ 75,744	[1]	¥ 118,387	[1]	$ 2,224	[1]	¥ 171,353	[1]	¥ 217,952	[1]		$ 2,932	[1]	¥ 225,845	[1]	¥ 157,236	[1]	$ 5,979	[1]	¥ 460,601	[1]	¥ 317,495	[1]
Consolidated Net Revenue	3,915	[1]	301,589	[1]	275,623	[1]	8,203	[1]	631,954	[1]	535,447	[1]
Income (loss) before income taxes	(548)		(42,271)		26,570		(86)		(6,635)		43,633			(357)		(27,515)		4,358		(351)		(27,014)		(2,411)			(202)		(15,595)		(13,674)		(614)		(47,324)		(30,127)			(121)		(9,308)		(4,899)		(141)		(10,831)		(10,192)			(680)		(52,418)		(14,215)		(1,106)		(85,169)		(42,730)			101		7,786		35,813		973		74,895		70,798
Consolidated Income (loss) before income taxes	(579)		(44,632)		21,598		(133)		(10,274)		28,068
Long-lived assets	$ 15,784		¥ 1,216,024				$ 15,784		¥ 1,216,024				¥ 509,234	$ 1,110		¥ 85,549				$ 1,110		¥ 85,549				¥ 91,295	$ 1,338		¥ 103,040				$ 1,338		¥ 103,040				¥ 115,352	$ 376		¥ 28,954				$ 376		¥ 28,954				¥ 31,642	$ 2,824		¥ 217,543				$ 2,824		¥ 217,543				¥ 238,289	$ 12,960		¥ 998,481				$ 12,960		¥ 998,481				¥ 270,945

[1]	There is no revenue derived from transactions with a single major external customer.